Inventories, Net (Details) - Schedule of Movement of Inventory Valuation Allowance - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Movement of Inventory Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 100,785	$ 149,837
Addition	19,982	21,282
Write-offs	(34,732)	(38,301)
Foreign currency translation adjustment	(2,146)	(32,033)
Balance at the end of the year	$ 83,889	$ 100,785